Shareholder Report, Average Annual Return (Details)	12 Months Ended	40 Months Ended		60 Months Ended	80 Months Ended	95 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000176698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202452
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202459
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176693
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176697
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I*
C000202457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z*
C000226066
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000226067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176694
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000176698
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%			(0.79%)		0.97%
Without Sales Load [Member] | C000202458
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%			(0.66%)	1.15%
Without Sales Load [Member] | C000176696
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%			10.58%		7.94%
Without Sales Load [Member] | C000202456
Average Annual Return [Line Items]
Average Annual Return, Percent	19.30%			10.76%	8.54%
Without Sales Load [Member] | C000176700
Average Annual Return [Line Items]
Average Annual Return, Percent	7.98%			4.45%		4.00%
Without Sales Load [Member] | C000202460
Average Annual Return [Line Items]
Average Annual Return, Percent	8.18%			4.61%	4.37%
Without Sales Load [Member] | C000176695
Average Annual Return [Line Items]
Average Annual Return, Percent	7.95%			6.13%		5.80%
Without Sales Load [Member] | C000202455
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%			6.35%	4.92%
Without Sales Load [Member] | C000176692
Average Annual Return [Line Items]
Average Annual Return, Percent	15.06%			14.86%		12.31%
Without Sales Load [Member] | C000202452
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%			15.03%	11.63%
Without Sales Load [Member] | C000176699
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%			4.10%		3.43%
Without Sales Load [Member] | C000202459
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%			4.23%	3.84%
Without Sales Load [Member] | C000176693
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%			5.83%		4.75%
Without Sales Load [Member] | C000202453
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%			6.00%	5.01%
Without Sales Load [Member] | C000176701
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%			0.49%		1.60%
Without Sales Load [Member] | C000202461
Average Annual Return [Line Items]
Average Annual Return, Percent	3.34%			0.65%	1.94%
Without Sales Load [Member] | C000176697
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.54%)			0.67%		(11.36%)
Without Sales Load [Member] | C000202457
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.71%)			0.62%	(13.11%)
Without Sales Load [Member] | C000226066
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%	5.92%
Without Sales Load [Member] | C000226067
Average Annual Return [Line Items]
Average Annual Return, Percent	14.93%		5.85%
Without Sales Load [Member] | C000176694
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%			13.47%		10.90%
Without Sales Load [Member] | C000202454
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%			14.12%	10.29%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%			13.60%		10.94%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%			13.60%	10.53%
ICE BofA Global Broad Market (USD Hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%			(0.35%)		1.80%
ICE BofA Global Broad Market (USD Hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%			(0.35%)	1.62%
FTSE All-World ex US Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.33%			7.74%		6.00%
FTSE All-World ex US Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.33%			7.74%	5.18%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%			(0.56%)		1.63%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%			(0.56%)	1.63%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%			13.60%		10.94%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%			13.60%	10.53%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.11%	8.97%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.11%		8.63%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.64%			10.85%		8.63%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.64%			10.85%	7.27%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%			(0.56%)		1.63%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%			(0.56%)	1.63%
FTSE All-World High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%			10.38%		7.09%
FTSE All-World High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%			10.38%	7.22%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.11%			16.54%		13.88%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.11%			16.54%	13.57%
ICE BofA US Corporate & Government (1-3 Yr) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%			1.55%		1.93%
ICE BofA US Corporate & Government (1-3 Yr) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%			1.55%	2.20%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%			(0.56%)		1.63%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%			(0.56%)	1.63%
ICE BofA US Municipal Securities 2-12 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.85%			0.87%		2.11%
ICE BofA US Municipal Securities 2-12 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.85%			0.87%	2.08%